Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated statements of comprehensive income
Net income	€ 304,334	€ 350,369
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	(7,432)
FVOCI equity investments	5,856
Actuarial gain (loss) on defined benefit pension plans	54,302
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(16,956)
Total	35,770
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	545,796	105,678
FVOCI debt securities	(9,925)
Gain (loss) related to cash flow hedges	(1,766)	7,427
Cost of hedging	84	(1,139)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	2,118	(1,878)
Total	536,307	110,088
Other comprehensive income (loss), net of tax	572,077	110,088
Total comprehensive income	876,411	460,457
Comprehensive income attributable to noncontrolling interests	103,981	90,094
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 772,430	€ 370,363